Parent-Only Financial Statements	12 Months Ended
Dec. 31, 2013
Parent-Only Financial Statements
Parent-Only Financial Statements

Note 15 - Parent-Only Financial Statements

The following represents the condensed financial statements of First Federal of Northern Michigan Bancorp, Inc. (“Parent”) only. The Parent-only financial information should be read in conjunction with the Company’s consolidated financial statements.

Condensed parent company financial statements, which include transactions with the subsidiary, are as follows:

Balance Sheets:
	December 31
	2013	2012

Assets

Cash at subsidiary bank	$510	$817
Investment in subsidiary	22,701	23,304
Deferred tax asset	318	318
Other assets	1	—

Total assets	$23,530	$24,439

Liabilities and Stockholders’ Equity

Liabilities	$5	$4
Stockholders’ equity	23,525	24,435

Total liabilities and stockholders’ equity	$23,530	$24,439

Statements of Operations:

	December 31
	2013	2012

Operating income	$—	$—

Dividend income	—	500
Operating expense	(249)	(205)

Income (Loss) before income taxes and equity in undistributed net income of subsidiary bank	(249)	295

Income tax benefit	—	—

Income (Loss) before equity in undistributed loss of subsidiary bank	(249)	295

Equity in undistributed net income (loss) of subsidiary bank	304	(509)

Net income (loss)	$55	$(214)

Statements of Cash Flows:

	December 31
	2013	2012

Cash Flows from Operating Activities
Net income (loss)	$55	$(214)
Adjustments to reconcile net income (loss) to net cash from operating activities:
Stock options/awards	—	2
Equity in undistributed net (income) loss of subsidiary bank	(304)	509
Net change in other liabilities	1	4
Net change in other assets	(1)	—

Cash Flows from Financing Activities
Dividends paid	(58)	—

Net cash provided by (used in) operating activities	(362)	515

Net (Decrease) Increase in Cash	(307)	301

Cash - Beginning of year	817	516

Cash - End of year	$510	$817